Quebec Acquisition (Tables)	12 Months Ended
Mar. 31, 2022
Quebec Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Schedule of allocation of total purchase price to net assets acquired [Table Text Block]
Prepaid expenses	$719,699
Plant and equipment (Note 11)	2,322,077
Right of use asset (Note 17)	2,469,327
Intangible asset*	872,545
Accounts payable	(175,512)
Lease liability	(2,469,327)
Net assets acquired	$3,738,809
Cash paid	1,235,873
Shares issued	2,458,470
Holdback payable	44,466
Total consideration	$3,738,809

* Intangible asset relates to favourable supply arrangements acquired as part of the business acquisition and is being amortized over the term of the existing facility lease.